Investments in Associates	12 Months Ended
Dec. 31, 2019
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

6.	INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of incorporation	Ownership
		2019	2018

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	2019	2018
	USD	USD

Opening balance	13,437,778	14,323,451
Share of associated companies' financial results	(6,393)	36,917
Investment properties fair value adjustment	(495,736)	(838,748)
Reversal of (provision for) contingent liabilities	126,025	(83,842)
Share of profit or loss from associates	(376,104)	(885,673)
	13,061,674	13,437,778

The following tables include summarized information of the Group's investments in associates for each year presented:

This information is presented on a 100% basis and reflects adjustments made by the Group to the associated companies own results in applying the equity method of accounting. Adjustments to the carrying amount are recognized for changes in the Group's proportionate interest in the associates arising from changes in the associate's equity that have not been recognized in the associate's profit or loss. Changes include those arising from the revaluation of investment properties of the associates and provisions related to the income tax and social security contingencies that may arise on the associates.

	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD	USD	USD	USD	USD

Current assets	62,359	49,224	61,267	779,871	952,721
Non-current assets	4,970,390	3,782,149	5,405,404	33,355,443	47,513,386
Current liabilities	(1,790,847)	(2,208,931)	(380,714)	(2,606,518)	(6,987,010)
Non-current liabilities	(136,081)	(162,034)	(89,747)	(1,147,277)	(1,535,139)
Net assets	3,105,821	1,460,408	4,996,210	30,381,519	39,943,958
The Group's share of net assets	1,015,603	477,553	1,633,761	9,934,757	13,061,674

	2018
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD	USD	USD	USD	USD

Current assets	44,491	46,225	116,287	587,531	794,534
Non-current assets	5,205,244	3,926,427	5,610,302	34,766,783	49,508,756
Current liabilities	(1,801,066)	(2,247,373)	(488,925)	(2,751,274)	(7,288,638)
Non-current liabilities	(135,934)	(149,515)	(143,677)	(1,491,409)	(1,920,535)
Net assets	3,312,735	1,575,764	5,093,987	31,111,631	41,094,117
The Group's share of net assets	1,083,265	515,275	1,665,735	10,173,503	13,437,778

The following table includes summarized information of the Group's share of (loss) profit from associates for years 2019, 2018 and 2017.

	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
Associates' revenues and results:	USD	USD	USD	USD	USD
Revenues	72,371	61,420	111,728	1,038,366	1,283,885
Net (loss)	(206,916)	(115,357)	(97,781)	(730,110)	(1,150,164)
The Group's share of (loss)	(67,662)	(37,722)	(31,974)	(238,746)	(376,104)

	2018
Associates' revenues and results:	USD	USD	USD	USD	USD
Revenues	134,676	68,601	166,061	1,165,729	1,535,067
Net (loss)	(245,495)	(240,228)	(236,524)	(1,986,234)	(2,708,481)
The Group's share of (loss)	(80,277)	(78,555)	(77,343)	(649,498)	(885,673)

	2017
Associates' revenues and results:	USD	USD	USD	USD	USD
Revenues	90,006	52,803	147,976	1,195,217	1,486,002
Net profit	408,161	174,977	196,769	2,254,396	3,034,303
The Group's share of profit	133,469	57,217	64,344	737,188	992,218

The associates' main business is investing in investment properties. The investment properties of the associates are stated at fair value to bring the associated companies accounting policies in line with the Group's. The fair value of the investment properties has been determined by management and in doing so has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property's fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

All the investment properties generated rental income during the current year and the prior years.